Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance

The following tables and related disclosures provide information about (i) the “total compensation” of our CEO, and our other named executive officers (the “Other NEOs” or the “Non-CEO NEOs”) as presented in the Summary Compensation Table above, (ii) the “compensation actually paid” to our CEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income/ (Loss)
2025	$1,737,883	$3,247,685	$1,774,873	$3,048,724	$162.75	$(2,637,926)
2024	$1,271,525	$1,925,548	$598,865	$744,593	$107.84	$(6,066,633)
2023	$713,369	$(1,193,861)	$547,298	$359,612	$68.77	$(13,741,062)

__________

(1) The CEO for 2025, 2024, and 2023 is Linda Tharby. The Non-CEO NEOs for whom the average compensation is presented in this table are for 2025 are Thomas Adams and Adam Kalbermatten, and for 2024 and 2023 are Thomas Adams, Brian Case and Kenneth Miller.

(2) The amounts shown as Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s CEO and Non-CEO NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summary Compensation Table” columns below, represent the stock awards and option awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. See Narrative Disclosure to Summary Compensation Table – Stock Unit Awards, – Option Awards, and – Restricted Stock Awards on pages 31-32. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

(4) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in KORU Medical common stock on December 31, 2022.

Named Executive Officers, Footnote [Text Block]

(1) The CEO for 2025, 2024, and 2023 is Linda Tharby. The Non-CEO NEOs for whom the average compensation is presented in this table are for 2025 are Thomas Adams and Adam Kalbermatten, and for 2024 and 2023 are Thomas Adams, Brian Case and Kenneth Miller.

PEO Total Compensation Amount	[1]	$ 1,737,883	$ 1,271,525	$ 713,369
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 3,247,685	1,925,548	(1,193,861)
Adjustment To PEO Compensation, Footnote

Year	Summary Comp. Table Total for CEO	Minus Stock and Option Awards From Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Plus Change in Value of Awards that Failed to Meet Vesting Conditions	Comp. Actually Paid to CEO
2025	$1,737,883	$(846,442)	$1,654,552	$513,323	—	$188,369	—	$3,247,685
2024	$1,271,525	$(553,199)	$1,089,289	$(16,800)	—	$134,732	—	$1,925,548
2023	$713,369	—	—	$(1,810,232)	—	$(96,998)	—	$(1,193,861)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,774,873	598,865	547,298
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,048,724	744,593	359,612
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Comp. Table Total for NEOs	Minus Stock and Option Awards From Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Plus Change in Value of Awards that Failed to Meet Vesting Conditions	Comp. Actually Paid to NEOs
2025	$1,774,873	$(1,378,404)	$2,508,528	$117,544	—	$26,182	—	$3,048,724
2024	$598,865	$(105,346)	$204,601	$116,585	—	$43,146	$(113,256)	$744,593
2023	$547,298	$255,208	$270,931	$(192,609)	—	$(11,430)	—	$359,612

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO (“PEO”), the average of Compensation Actually Paid (“CAP”) to our Non-CEO NEOs, and the Company’s TSR over the fiscal three year period from 2023 through 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s Net Loss over the fiscal three year period from 2023 through 2025.

Total Shareholder Return Amount	[4]	$ 162.75	107.84	68.77
Net Income (Loss) Attributable to Parent		$ (2,637,926)	$ (6,066,633)	$ (13,741,062)
PEO Name		Linda Tharby	Linda Tharby	Linda Tharby
Additional 402(v) Disclosure [Text Block]		This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,378,404)	$ (105,346)	$ 255,208
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,508,528	204,601	270,931
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		117,544	116,585	(192,609)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,182	43,146	(11,430)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(113,256)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(846,442)	(553,199)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,654,552	1,089,289
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		513,323	(16,800)	(1,810,232)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		188,369	134,732	(96,998)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The CEO for 2025, 2024, and 2023 is Linda Tharby. The Non-CEO NEOs for whom the average compensation is presented in this table are for 2025 are Thomas Adams and Adam Kalbermatten, and for 2024 and 2023 are Thomas Adams, Brian Case and Kenneth Miller.
[2]	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summary Compensation Table” columns below, represent the stock awards and option awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. See Narrative Disclosure to Summary Compensation Table – Stock Unit Awards, – Option Awards, and – Restricted Stock Awards on pages 31-32. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.
[3]	The amounts shown as Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s CEO and Non-CEO NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
[4]	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in KORU Medical common stock on December 31, 2022.